Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2025 CNY (¥)		Jun. 30, 2025 USD ($)		Dec. 31, 2024 CNY (¥)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 CNY (¥)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 CNY (¥)
Accounts Payable and Accrued Liabilities, Current [Abstract]
Payroll and welfare payables		¥ 6,732		$ 940		¥ 4,856		$ 666		¥ 5,753		$ 810		¥ 1,846
Loans from third parties		2,780		388		4,787		656	[1]	17,819	[1]	2,510		13,104
Payable to Anhui Juhu	[2]	200		28		200
Payable to Yidong	[3]	893		125
Interest payables		8		1						1,100		155		639
Customer deposit		408		57		363
Accrued expenses		713		100		334		46		332		47		10,928
Deferred consideration in relation to investment			[4]		[4]	2,300	[4]	315		2,300	[5]	324	[5]	5,300	[5]
Others		488		67		441		59		420		59		653
Total accrued expenses and other liabilities		¥ 12,222		$ 1,706		¥ 13,281		$ 1,819		¥ 35,231		$ 4,962		¥ 33,735

[1]	As of February 29, 2024, all loans from third parties were classified as current liabilities, as they mature within one year. The outstanding interest payable on these borrowings amount to approximately RMB200.
[2]	In February 2023, Youpin was sued by Anhui Juhu Doors & Windows Technology Co., Ltd. for alleged unpaid rent amounting to RMB3,245 (approximately $457). As defendant, Youpin reached a settlement agreement on July 29, 2024, which established the final payable amount at RMB2,000. As of 30 June, 2025, the Group had RMB 200 of litigation payments remaining to be paid. Consequently, the Company has reclassified this obligation from commitments and contingencies to accrued expenses and other liabilities in the consolidated financial statements.
[3]	Xiamen Youxu and Youpin Shandong are the defendants in this case, with Yidong New Energy Technology Co., Ltd. as the plaintiff. The parties entered into a battery lease agreement in July 2022, under which the defendants agreed to lease new energy vehicles provided by the plaintiff. During the performance of the contract, the defendants discovered quality issues with the vehicle batteries supplied by the plaintiff. After multiple rounds of failed negotiations to resolve the issues, the defendants terminated the cooperation. The plaintiff subsequently filed a lawsuit, citing the defendants’ failure to pay rent on time. The case was first heard in court on September 11, 2025, the two parties reached a settlement in court. According to the settlement agreement issued by the court, the defendant is required to pay the outstanding compensation of RMB 892 to the plaintiff within the specified period. Upon receiving the mediation agreement, the company has recorded the relevant amount in other expenses and other payables.
[4]	In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), the shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration in relation to investment was RMB2,300 (US$315).
[5]	In June 2021, AHYS and Youpin entered into an equity transfer agreement with Ningbo Tuowei Equity Investment Partnership (Limited Partnership) (“Ningbo Tuowei”), a shareholder who owned 0.5533% share equity of Youpin. Pursuant to the agreement, Ningbo Tuowei agreed to transfer its all 0.5533% share equity of Youpin for a total consideration of RMB6,000 to AHYS. As of December 31, 2024, the outstanding balance of this deferred consideration was RMB2,300 (US$315). Please refer to Note 23- Subsequent events.